Schedule of Estimated Amortization Expenses (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2024	¥ 1,050
2025	2,100
2026	2,100
2027	1,750
Total	¥ 7,000	¥ 8,050